Leases - Disclosure of Changes in Right of Use Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of changes in right-of-use assets [abstract]
As at 1 January	$ 59.9	$ 40.6
Additions during the year	30.2	37.9
Incentive of right-of-use asset	0.1	(8.4)
Adjustment to initial recognition of right of use asset	0.0	1.2
Depreciation charged to income statement	(1.3)	(10.7)
Impairment of right of use asset	(12.0)	(0.7)
As at 31 December	$ 76.9	$ 59.9